Fair Value Measurement	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cerberus Telecom Acquisition Corp [Member]
Fair Value Measurement
NOTE 9. FAIR VALUE MEASUREMENT
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the date of the underlying transaction, and at each reporting period for certain financial instruments. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
At December 31, 2020, there were 8,638,966 Public Warrants and 272,778 Private Placement Warrants outstanding.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — U.S. Treasury Securities	$259,173,294	$259,173,294	$—	$—
Liabilities:
Warrant Liability — Public Warrants	$11,662,600	$11,662,600	$—	$—
Warrant Liability — Private Placement Warrants	$368,250	$—	$368,250	$—

Initial Measurement
The estimated fair value of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
The following table provides quantitative information regarding Level 3 fair value measurements:

	At October 26, 2020 (Initial Public Offering)		At November 10, 2020 (Over-allotment)
Stock price	$	n/a	$	n/a
Strike price		$11.50		$11.50
Term (in years)		5.0		5.0
Volatility		16.5%		18.2%
Risk-free rate		0.41%		0.52%
Dividend yield		0.0%		0.0%
Fair value of warrants		$0.92		$1.09
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CTAC.WS. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $11.6 million and $0.4 million, respectively, based on the closing price of CTAC.WS on that date of $1.35.
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of September 8, 2020 (inception)	$—	$—	$—
Initial measurement on October 26, 2020 (IPO)	$7,666,666	$245,334	$7,912,000
Change in valuation inputs or other assumptions(1)	$1,416,667	$45,333	$1,462,000
Initial measurement on November 10, 2020 (Over-allotment)	$333,139	$6,661	$339,800

Fair value as of November 10, 2020(2)	$9,416,472	$297,328	$9,713,800
Change in valuation inputs or other assumptions(1)	$2,246,128	$70,922	$2,317,050

Fair value as of December 31, 2020	$11,662,600	$368,250	$12,030,850

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrants in the Consolidated Statement of Operations.
(2)
Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9.7 million during the period from December 9, 2020 through December 31, 2020.

Note 7 — Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the date of the underlying transaction, and at each reporting period for certain financial instruments. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$259,186,362	$259,183,362	$—	$—
Liabilities:
Warrant Liability - Public Warrants	$14,254,292	$14,254,292	$—	$—
Warrant Liability - Private Placement	$450,083	$—	$450,083	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers for the six months ended June 30, 2021.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of June 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CTAC.WS. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
As of June 30, 2021, the aggregate values of the Private Placement Warrants and Public Warrants were $0.5 million and $14.3 million, respectively, based on the closing price of CTAC.WS on that date of $1.65.
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$11,662,600	$368,250	$12,030,850
Changes in valuation inputs or other assumptions	2,591,692	81,833	2,673,525
Fair value as of June 30, 2021	$14,254,292	$450,083	$14,704,375